INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of statutory rates to the loss before provision for income taxes

	2021	2020
	$	$
(Loss) income before income taxes	(50,640,075)	(32,534,439)
Income tax (recovery) expense at statutory rate	(13,673,000)	(8,784,000)
Permanent and other differences	8,136,000	6,697,000
Change in unrecognized deductible temporary differences	5,537,000	2,087,000
Income tax recovery	—	—
Statutory tax rate	27.00%	27.00%

Schedule of components of the deferred tax assets and liabilities

	2021	2020
	$	$
Deferred income tax assets
Investments	254,000	94,000
Exploration and evaluation assets	3,422,000	840,000
Non-capital tax losses carryforward	2,305,000	410,000
Net capital losses carryforward	45,000	46,000
Other	1,436,000	655,000
Capital assets	150,000	30,000
	7,612,000	2,075,000
Unrecognized deferred tax assets	(7,612,000)	(2,075,000)
	—	—

Schedule of non-capital losses expire

Expiry Date	$
2040	791,376
2041	7,743,907
8,535,283